CHAPMAN AND CUTLER LLP                             Filed pursuant to Rule 497(j)
111 WEST MONROE STREET                              Registration Nos. 333-171759
CHICAGO, ILLINOIS 60603                                            and 811-22519


                                  May 1, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded AlphaDEX Fund II
                          (File Nos. 333-171759 and 811-22519)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX Fund II (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Eurozone AlphaDEX(R) ETF, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund, each a series of the Registrant. Post-Effective Amendment No. 85 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2018.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  -----------------------------
                                                      Morrison C. Warren